Total
American Funds U.S. Government Money Market Fund
American Funds U.S. Government Money Market Fund
Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. Upon selling shares of the fund or exchanging those shares for shares of other American Funds, you may qualify for certain sales charge discounts. More information about these and other discounts is available from your financial professional and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds U.S. Government Money Market Fund	Class A	Class 529-A	Class ABLE-A	Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-F-2	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	none	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds U.S. Government Money Market Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3		Class ABLE-A		Class ABLE-F-2		Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%		0.27%		0.27%		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	none	none	none	0.25%	none	none	none	none	none	none	0.25%	none	none		none		none		none	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.10%	0.10%	0.11%	0.14%	0.09%	0.04%	0.16%	0.16%	0.15%	0.17%	0.16%	0.19%	0.16%		0.15%		0.14%		0.11%	0.39%	0.25%	0.19%	0.14%	0.19%	0.09%	0.04%
Total annual fund operating expenses	0.37%	0.37%	0.38%	0.66%	0.36%	0.31%	0.43%	0.43%	0.42%	0.44%	0.68%	0.46%	0.43%		0.42%		0.41%		0.38%	1.41%	1.12%	0.96%	0.66%	0.46%	0.36%	0.31%
Expense reimbursement													0.06%	[1]	0.06%	[2]	0.08%	[1],[2]
Total annual fund operating expenses after expense reimbursement									0.42%	0.44%	0.68%	0.46%	0.37%		0.36%		0.33%		0.38%
[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least December 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least December 1, 2022. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds U.S. Government Money Market Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 38	$ 138	$ 288	$ 67	$ 37	$ 32	$ 44	$ 144	$ 43	$ 294	$ 69	$ 47	$ 38	$ 37	$ 34	$ 39	$ 144	$ 114	$ 98	$ 67	$ 47	$ 37	$ 32
3 years	119	119	369	211	116	100	138	138	135	388	218	148	132	129	124	122	446	356	306	211	148	116	100
5 years	208	208	458	368	202	174	241	241	235	490	379	258	235	229	222	213	771	617	531	368	258	202	174
10 years	$ 468	$ 468	$ 718	$ 822	$ 456	$ 393	$ 542	$ 542	$ 530	$ 791	$ 847	$ 579	$ 536	$ 524	$ 510	$ 480	$ 1,691	$ 1,363	$ 1,178	$ 822	$ 579	$ 456	$ 393

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds U.S. Government Money Market Fund - USD ($)	Class C	Class 529-C
1 year	$ 38	$ 44
3 years	119	138
5 years	208	241
10 years	$ 468	$ 542

Principal investment strategies

The fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities. Additionally, at least 80% of the fund’s assets will normally be invested in securities that are issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements that are fully collateralized by government securities.

Repurchase agreements are agreements under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

Principal risks

This section describes the principal risks associated with investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share. Given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Government Money Market Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Prior to April 1, 2016, the fund operated as a prime money market fund and may have invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the results information below may have been different if the current investment limitations had been in effect during the period prior to the fund’s conversion to a government money market fund. Past investment results are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2, Class 529-F-3 shares and Class ABLE-F-2 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2, Class 529-F-3 and/or Class ABLE-F-2 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares*

*We have elected to show Class F-2 shares because the share class has 10 years of history and has experienced substantial growth in net assets.
Highest/Lowest quarterly results during this period were: Highest 0.51% (quarter ended June 30, 2019) Lowest 0.00% The fund's total return for the nine months ended September 30, 2021, was 0.00%.
Average annual total returns For the periods ended December 31, 2020:
Average Annual Returns - American Funds U.S. Government Money Market Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	0.27%	0.82%	0.41%	0.35%	May 01, 2009
Class C	(0.73%)	0.79%	0.40%	0.35%	May 01, 2009
Class F-1	0.19%	0.61%	0.31%	0.26%	May 01, 2009
Class F-2	0.27%	0.79%	0.40%	0.34%	May 01, 2009
Class F-3	0.30%			1.07%	Jan. 27, 2017
Class 529-A	0.25%	0.75%	0.38%	0.32%	May 01, 2009
Class 529-C	(0.75%)	0.75%	0.38%	0.32%	May 01, 2009
Class 529-E	0.26%	0.76%	0.38%	0.32%	May 01, 2009
Class 529-F-1	0.25%	0.75%	0.38%	0.32%	May 01, 2009
Class ABLE-A	0.28%			1.18%	Jul. 13, 2018
Class R-1	0.26%	0.78%	0.39%	0.33%	May 01, 2009
Class R-2	0.03%	0.24%	0.12%	0.10%	May 01, 2009
Class R-2E	0.09%	0.38%		0.30%	Aug. 29, 2014
Class R-3	0.12%	0.45%	0.23%	0.19%	May 01, 2009
Class R-4	0.19%	0.62%	0.31%	0.27%	May 01, 2009
Class R-5E	0.25%	0.74%		0.72%	Nov. 20, 2015
Class R-5	0.28%	0.81%	0.40%	0.35%	May 01, 2009
Class R-6	0.30%	0.85%	0.42%	0.36%	May 01, 2009
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.39%	1.17%	0.61%	0.55%	May 01, 2009
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.25%	0.67%	0.35%	0.30%	May 01, 2009